UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 99.75%					$59,310,935

(Cost $54,237,395)

New York 86.24%					51,279,000

Albany Parking Auth,
Rev Ref Ser 2001A	5.625	07-15-25	BBB+	750	804,577
Chautauqua Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond	6.750	07-01-40	BBB	1,000	1,083,090
Essex County Industrial Development Agency,
Rev Ref Solid Waste Disp Intl
Paper Ser 2005A	5.200	12-01-23	BBB	800	835,416
Herkimer County Industrial Development Agency,
Rev Ref Folts Adult Home Ser 2005A	5.500	03-20-40	Aaa	1,000	1,134,100
Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil
Ser 3	7.375	07-01-08	A1	375	389,021
Monroe Newpower Corp,
Rev Ref Pwr Facil	5.100	01-01-16	BBB	1,000	1,044,250
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001A	6.250	11-01-21	A3	275	300,193
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001B	5.875	11-01-11	A3	250	263,700
New York, City of,
Gen Oblig Unltd Preref Ser 1990B	8.250	06-01-07	AA-	180	184,205
Gen Oblig Unltd Ser 1993E2 (P)	3.590	08-01-20	AAA	400	400,000
Gen Oblig Unltd Ser 2001B	5.250	12-01-17	AA-	1,500	1,597,545
Gen Oblig Unltd Ser 2004J	5.000	05-15-23	AA-	1,000	1,061,270
Gen Oblig Unltd Unref Bal Ser 1990B	8.250	06-01-07	AA-	20	20,445
New York City Industrial Development Agency,
Rev Civic Facil Lycee Francais de
NY Proj Ser 2002A	5.375	06-01-23	A	1,000	1,056,890
Rev Civic Facil Polytechnic Univ
Proj	6.125	11-01-30	BB+	1,000	1,060,600
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB-	1,000	1,067,280
Rev Ref Brooklyn Navy Yard Cogen
Partners	5.650	10-01-28	BBB-	1,000	1,011,440
Rev Spec Airport Facil Airis JFK I
LLC Proj Ser 2001A	5.500	07-01-28	BBB-	1,000	1,035,530
Rev Terminal One Group Assn Proj	5.500	01-01-21	BBB+	1,000	1,098,110
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	740	808,169
Rev Ref Wtr & Swr Sys	5.500	06-15-33	AA+	1,500	1,613,400
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D	Zero	06-15-20	AA+	2,000	1,168,240
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	460	499,486

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000	11-15-29	AAA	1,000	1,090,300
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then 14.000%) (O)	Zero	11-01-29	AAA	1,000	833,760
New York City Trust For Cultural Resources,
Rev Ref American Museum of Natural
History Ser 2004A	5.000	07-01-36	AAA	1,000	1,069,570
New York Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	A+	2,000	2,379,200
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB-	1,000	1,063,980
New York Local Government Assistance Corp,
Rev Ref Ser 1993C	5.500	04-01-17	AAA	1,225	1,398,031
New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg
Ser 2000B (G)	Zero	08-15-40	AA	3,000	391,770
Rev Lease State Univ Dorm Facil
Ser 2000A	6.000	07-01-30	AA-	1,000	1,093,070
Rev Miriam Osborn Mem Home
Ser 2000B	6.875	07-01-25	A	750	839,445
Rev North Shore L I Jewish Grp	5.375	05-01-23	A3	1,000	1,073,040
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	1,000	1,072,840
Rev Ref Concord Nursing Home Inc	6.500	07-01-29	Aa1	500	542,375
Rev Ref Ser 2002B	5.250	11-15-23	AA-	1,000	1,076,980
Rev Ref State Univ Edl Facil
Ser 1993A	5.500	05-15-19	AA-	2,000	2,287,880
Rev Ref State Univ Edl Facil
Ser 1993A	5.250	05-15-15	AAA	1,000	1,110,060
Rev Ref Univ of Rochester Defd
Income Ser 2000A (Zero to 07-01-10
then 6.05%) (O)	Zero	07-01-25	AAA	1,000	888,070
Rev State Univ Edl Facil Ser 2000B	5.375	05-15-23	AA-	1,000	1,070,100
Rev Unref City Univ 4th Ser 2001A	5.250	07-01-31	AA-	130	139,558
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)	10.484	06-15-11	AAA	500	653,525
Rev Unref Bal Poll Control
Ser 1991E	6.875	06-15-10	AAA	25	25,240
New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W	6.500	01-01-08	AAA	150	152,006
Onondaga County Industrial Development Agency,
Rev Sr Air Cargo	6.125	01-01-32	Baa3	1,000	1,063,720
Orange County Industrial Development Agency,
Rev Civic Facil Arden Hill Care
Ctr Newburgh Ser 2001C (G)	7.000	08-01-31	BB-	500	533,110
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4(G)	6.750	10-01-19	BBB-	1,500	1,527,360
Suffolk County Industrial Development Agency,
Rev Civic Facil Huntington Hosp
Proj Ser 2002B	6.000	11-01-22	BBB	1,000	1,086,340
Rev Ref Jeffersons Ferry Proj	5.000	11-01-28	BBB-	1,000	1,047,770
Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125	01-01-21	AAA	1,500	1,855,005

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

TSASC, Inc.,
Rev Tobacco Settlement Asset
Backed Bond Ser 1	5.500	07-15-24	AAA	800	868,128
Upper Mohawk Valley Regional Water Finance Auth,
Rev Wtr Sys Cap Apprec	Zero	04-01-22	Aaa	2,230	1,203,932
Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000	11-01-30	BB	1,150	1,186,708
Yonkers Industrial Development Agency,
Rev Community Dev Pptys Yonkers
Inc Ser 2001A	6.625	02-01-26	BBB-	1,000	1,119,170

Puerto Rico 9.87%					5,870,412

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (P)	7.720	07-01-11	AAA	2,000	2,395,280
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.290	07-01-18	Aaa	500	585,980
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)	6.250	07-01-12	AAA	1,110	1,264,223
Puerto Rico Public Finance Corp.,
Rev Preref Commonwealth Approp
Ser 2002E	5.500	08-01-29	BBB-	1,005	1,097,259
Rev Unref Bal Commonwealth Approp
Ser 2002E	5.500	08-01-29	BBB-	495	527,670

Virgin Islands 3.64%					2,161,523

Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note
Ser 1999A	6.500	10-01-24	BBB	535	594,353
Rev Sub Lien Fund Ln Notes
Ser 1998E (G)	5.875	10-01-18	BBB-	1,500	1,567,170

	Interest			Par value
Issuer, description, maturity date	rate (%)			($000)	Value
Short-term investments 0.25%					$147,000

(Cost $147,000)

Joint Repurchase Agreement 0.25%					147,000

Investment in a joint repurchase agreement
transaction with UBS AG — Dated 11-30-06, due
12-1-06 (Secured by U.S. Treasury Inflation
Indexed Bonds 2.000%, due 1-15-26 and 3.625%,
due 4-15-28 and U.S. Treasury Inflation Indexed
Notes 0.875%, due 4-15-10, 1.875%, due 7-15-15,
2.000%, due 7-15-14, 3.375%, due 1-15-07,
3.375%, due 1-15-12, and 4.250%, due 1-15-10).
Maturity value: $147,022	5.280			147	147,000

Total investments (Cost $54,384,395) 100.00%					$59,457,935

John Hancock
New York Tax-Free Income Fund

Footnotes to Schedule of Investments
November 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on November 30, 2006, including short-term investments, was $54,384,395. Gross unrealized appreciation and depreciation of investments aggregated $5,073,540 and $0, respectively, resulting in net unrealized appreciation of $5,073,540.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q1 11/06
1/07

MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 99.88%					$105,593,369

(Cost $98,408,353)

Massachusetts 90.52%					95,701,103

Boston City Industrial Development Financing
Auth,
Rev Ref Swr Facil Harbor Electric
Energy Co Proj	7.375	05-15-15	BBB	205	206,872
Boston Water & Sewer Commission,
Rev Ref Sr Ser 1992A	5.750	11-01-13	AA	500	542,940
Freetown Lakeville Regional School District,
Gen Oblig Unltd	5.000	07-01-23	AAA	1,000	1,073,140
Holyoke Gas & Electric Department,
Rev Ser 2001A	5.000	12-01-31	Aaa	3,410	3,607,166
Massachusetts Bay Transportation Auth,
Rev Assessment Ser A	5.250	07-01-31	AAA	1,000	1,199,730
Rev Preref Spec Assessment
Ser 2000A	5.250	07-01-30	AAA	780	824,795
Rev Ref Sales Tax Ser 2005B	5.500	07-01-28	AAA	1,000	1,225,350
Rev Ref Ser 1994A	7.000	03-01-14	AA	1,000	1,186,630
Rev Ser 1997D	5.000	03-01-27	AAA	1,000	1,013,510
Rev Spec Assessment Ser 2004A	5.000	07-01-34	AAA	1,000	1,094,970
Rev Unref Bal Spec Assessment
Ser 2000A	5.250	07-01-30	AAA	220	231,121
Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B	Zero	05-01-19	AAA	1,000	598,960
Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref	5.500	11-01-17	AAA	1,000	1,155,880
Gen Oblig Ltd Ref Ser 2001C	5.375	12-01-19	AA	1,000	1,081,550
Gen Oblig Ltd Ref Ser 2002C	5.500	11-01-15	AA	1,000	1,138,340
Gen Oblig Ltd Ref Ser 2004B	5.250	08-01-20	AA	1,000	1,145,370
Gen Oblig Ltd Ser 2005C	5.000	09-01-24	AA	1,000	1,104,260
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	2,000	2,402,480
Rev Spec Oblig Dedicated Tax	5.250	01-01-26	AAA	1,000	1,103,020
Massachusetts Development Finance Agency,
Rev Belmont Hill School	5.000	09-01-31	A	1,000	1,044,930
Rev Boston Univ Ser 2002R-4 (P)	3.600	10-01-42	AAA	1,800	1,800,000
Rev Curry College Ser 2005A	4.500	03-01-25	A	1,000	1,004,050
Rev Curry College Ser 2006A	5.250	03-01-26	A	1,000	1,071,820
Rev Dominion Energy Brayton
Point (P)	5.000	02-01-36	BBB	1,000	1,043,580
Rev Plantation Apts Hsg Prog
Ser 2004A	5.000	12-15-24	AAA	2,320	2,342,898
Rev Ref Combined Jewish
Philanthropies Ser 2002A	5.250	02-01-22	Aa3	1,875	2,023,256
Rev Ref Resource Recovery
Southeastern Ser 2001A	5.625	01-01-16	AAA	500	547,655
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998B	5.500	12-01-19	BBB	1,500	1,559,655

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

Rev Volunteers of America Concord
Ser 2000A	6.900	10-20-41	AAA	1,000	1,128,760
Rev YMCA Greater Boston Iss (G)	5.450	11-01-28	AA	3,000	3,153,960
Rev YMCA Greater Boston Iss (G)	5.350	11-01-19	AA	1,000	1,049,480
Massachusetts Health & Educational Facilities
Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	BB	2,000	2,472,460
Rev Harvard Univ Iss Ser 2000W	6.000	07-01-35	Aaa	1,000	1,091,300
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB-	1,500	1,675,110
Rev Ref Boston College Iss
Ser 1998L	5.000	06-01-26	AA-	1,000	1,024,160
Rev Ref Boston College Iss
Ser 1998L	4.750	06-01-31	AA-	1,000	1,011,280
Rev Ref Emerson Hosp Ser 2005E	5.000	08-15-35	AA	1,000	1,047,370
Rev Ref Harvard Pilgrim Health
Ser 1998A	5.000	07-01-18	AAA	1,000	1,024,970
Rev Ref Lahey Clinic Med Ctr
Ser 2005C	5.000	08-15-23	AAA	1,000	1,075,150
Rev Ref New England Med Ctr Hosp
Ser 2002H	5.000	05-15-25	AAA	1,000	1,053,600
Rev Ref Partners Healthcare Sys
Ser 2001C	5.750	07-01-32	AA	1,000	1,088,420
Rev Ref South Shore Hosp Ser 1999F	5.750	07-01-29	A	1,000	1,055,110
Rev Simmons College Ser 2000D	6.150	10-01-29	AAA	1,000	1,101,690
Rev Sterling & Francine Clark
Ser 2006A	5.000	07-01-36	AA	1,000	1,072,350
Rev Univ of Mass Worcester Campus
Ser 2001B	5.250	10-01-31	AAA	1,500	1,596,540
Rev Wheelock College Ser 2000B	5.625	10-01-30	Aaa	1,000	1,067,830
Rev Ref Williams College Ser 2003H	5.000	07-01-33	AA+	1,500	1,591,395
Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A	5.800	07-01-30	AAA	975	1,016,096
Rev Ser 2003B	4.700	12-01-16	AA-	1,310	1,358,929
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties	8.000	09-01-27	AAA	1,975	2,090,380
Rev Assisted Living Facil TNG
Marina Bay LLC Proj	7.500	12-01-27	AAA	1,000	1,062,320
Rev Dana Hall School Iss (G)	5.800	07-01-17	AA	1,090	1,125,032
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998A	5.600	12-01-19	BBB	500	520,185
Rev Wtr Treatment American Hingham
Proj	6.900	12-01-29	A	1,210	1,212,868
Rev Wtr Treatment American Hingham
Proj	6.750	12-01-20	A	2,780	2,786,255
Massachusetts Municipal Wholesale Electric Co,
Rev Pwr Supply Sys (P)	6.620	07-01-18	AAA	1,000	1,012,800

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

Massachusetts Port Auth,
Rev Ser 1999C	5.750	07-01-29	AAA	1,250	1,341,650
Rev Spec Facil US Air Proj
Ser 1996A	5.750	09-01-16	AAA	1,000	1,021,670
Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.125	01-01-23	AAA	4,300	4,390,343
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.000	01-01-37	AAA	300	306,237
Rev Ref Metro Hwy Sys Sr Ser 1997C	Zero	01-01-20	AAA	1,000	580,470
Massachusetts Water Pollution Abatement Trust,
Rev Preref Pool Prog Ser 7	5.125	02-01-31	AAA	645	686,899
Rev Ref Pool Prog	5.250	08-01-25	AAA	1,000	1,171,950
Rev Ref Pool Prog Ser 9	5.250	08-01-18	AAA	2,500	2,776,025
Rev Unref Bal Pool Prog Ser 7	5.125	02-01-31	AAA	1,775	1,862,419
Narragansett Regional School District,
Gen Oblig Unltd	5.375	06-01-18	Aaa	1,000	1,067,770
Pittsfield, City of,
Gen Oblig Ltd	5.000	04-15-19	AAA	1,000	1,070,500
Plymouth, County of,
Rev Ref Cert of Part Correctional
Facil Proj	5.000	04-01-22	AAA	1,000	1,042,100
Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-18	Aaa	1,750	914,795
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-19	Aaa	2,415	1,181,877
Route 3 North Transit Improvement Associates,
Rev Lease	5.375	06-15-29	AAA	3,100	3,288,790
University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A	5.125	11-01-25	AAA	1,000	1,057,880

Puerto Rico 9.36%					9,892,266

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (P)	7.720	07-01-11	AAA	2,000	2,395,280
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.290	07-01-18	Aaa	1,500	1,757,940
Rev Inverse Floater (P)	7.720	07-01-11	AAA	1,000	1,202,080
Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07-01-14	BBB+	955	1,121,667
Rev Ref Hwy Ser 2003AA	5.500	07-01-19	AAA	2,000	2,339,760
Rev Unref Bal Hwy Ser 1996Y	6.250	07-01-14	BBB+	45	51,949
Puerto Rico Public Buildings Auth,
Rev Gov't Facils Ser 1997B (Gtd)	5.000	07-01-27	AAA	1,000	1,023,590

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 0.12%			$129,000

(Cost $129,000)

Joint Repurchase Agreement 0.12%			129,000

Investment in a joint repurchase agreement
transaction with UBS AG — Dated 11-30-06, due
12-1-06 (Secured by U.S. Treasury Inflation
Indexed Bonds 2.000%, due 1-15-26 and 3.625%,
due 4-15-28 and U.S. Treasury Inflation Indexed
Notes 0.875%, due 4-15-10, 1.875%, due 7-15-15,
2.000%, due 7-15-14, 3.375%, due 1-15-07,
3.375%, due 1-15-12, and 4.250%, due 1-15-10).
Maturity value: $129,019	5.280	129	129,000

Total investments (Cost $98,537,353) 100.00%			$105,722,369

John Hancock
Massachusetts Tax-Free Income Fund

Footnotes to Schedule of Investments
November 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on November 30, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on November 30, 2006, including short-term investments, was $98,537,353. Gross unrealized appreciation and depreciation of investments aggregated $7,199,015 and $13,999, respectively, resulting in net unrealized appreciation of $7,185,016.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis
LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q1 11/06
1/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 26, 2007